Subsequent Events - Schedule of Emergency Subsidiaries (Details)	Dec. 31, 2024
Ambipar Response Espírito Santo S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	30.00%
Ambipar Response Remediation SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	49.00%
Ambipar Response Emergency Medical Services R S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	30.00%
Ambipar Response Emergency Medical Services H S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	30.00%
Ambipar Response Emergency Medical Services S S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	30.00%
JM Serviços Integrados S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	30.00%
Ambipar Response Tank Cleaning SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	49.00%
Ambipar Response Industrial Services S A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	49.00%
Ambipar Response Dracares Apoio Maritimo e Portuario SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	49.00%
Ambipar Response Marine S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	10.00%
Ambipar Response Maritime Services PDA S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	40.00%
Terra Drone Brasil Serviços de Engenharia Ltda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	49.00%